CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common shares [Member]	Treasury stock [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income/(loss) [Member]	Equity attributable to ReneSola Ltd [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2015	$ 111,933,912	$ 477,964,702	$ 0	$ 7,669,350	$ (435,276,897)	$ 61,576,757	$ 111,933,912	$ 0
Balance (in shares) at Dec. 31, 2015		203,331,288	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(34,698,251)	$ 0	$ 0	0	(34,698,251)	0	(34,698,251)	0
Release of translation difference due to disposal of discontinued operation	0
Other comprehensive loss, net of tax	(10,343,509)	0	0	0	0	(10,343,509)	(10,343,509)	0
Share-based compensation	746,980	0	0	746,980	0	0	746,980	0
Share exercised by employee	$ 0	$ 187,000	$ 0	(187,000)	0	0	0	0
Share exercised by employee (in shares)	0	500,000	0
Repurchase of common shares	$ (1,493,352)	$ 0	$ (1,493,352)	0	0	0	(1,493,352)	0
Repurchase of common shares (in shares)		0	2,804,286
Cancellation of shares	0	$ (980,215)	$ 980,215	0	0	0	0	0
Cancellation of shares (in shares)		(1,352,586)	(1,352,586)
Balance at Dec. 31, 2016	66,145,780	$ 477,171,487	$ (513,137)	8,229,330	(469,975,148)	51,233,248	66,145,780	0
Balance (in shares) at Dec. 31, 2016		202,478,702	1,451,700
Increase (Decrease) in Stockholders' Equity
Net income (loss)	34,457,538	$ 0	$ 0	0	34,457,538	0	34,457,538	0
Release of translation difference due to disposal of discontinued operation	(64,984,682)	0	0	0	0	(64,984,682)	(64,984,682)	0
Other comprehensive loss, net of tax	(53,471,466)	0	0	0	0	11,513,216	11,513,216	0
Issuance of ordinary shares in conjunction with disposal of discontinued operations	$ 42,480,000	$ 42,480,000	$ 0	0	0	0	42,480,000	0
Issuance of ordinary shares in conjunction with disposal of discontinued operations (in shares)	180,000,000	180,000,000	0
Share-based compensation	$ 870,618	$ 0	$ 0	870,618	0	0	870,618	0
Share exercised by employee	$ 0	$ 87,500	$ 0	(87,500)	0	0	0	0
Share exercised by employee (in shares)	0	0	0
Cancellation of shares	$ 0	$ (513,137)	$ 513,137	0	0	0	0	0
Cancellation of shares (in shares)	(1,451,700)	(1,451,700)	(1,451,700)
Balance at Dec. 31, 2017	$ 90,482,470	$ 519,225,850	$ 0	9,012,448	(435,517,610)	(2,238,218)	90,482,470	0
Balance (in shares) at Dec. 31, 2017		381,027,002	0
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606	869,985	$ 0	$ 0	0	869,985	0	869,985	0
Net income (loss)	5,096,480	0	0	0	1,759,711	0	1,759,711	3,336,769
Capital injection from non-controlling interests	30,318,949	0	0	0	(626,520)	0	(626,520)	30,945,469
Release of translation difference due to disposal of discontinued operation	0
Other comprehensive loss, net of tax	(2,541,550)	0	0	0	0	(2,255,094)	(2,255,094)	(286,456)
Issuance of ordinary shares in conjunction with disposal of discontinued operations	42,500,000
Share-based compensation	439,071	0	0	439,071	0	0	439,071	0
Share exercised by employee	$ 0	$ 87,500	$ 0	(87,500)	0	0	0	0
Share exercised by employee (in shares)	0	0	0
Balance at Dec. 31, 2018	$ 124,665,405	$ 519,313,350	$ 0	$ 9,364,019	$ (433,514,434)	$ (4,493,312)	$ 90,669,623	$ 33,995,782
Balance (in shares) at Dec. 31, 2018		381,027,002	0